Segmented information	12 Months Ended
Dec. 31, 2022
Segmented information
Segmented information
33.	Segmented information

The chief operating decision-maker organizes and manages the business under geographic segments, being the acquisition, exploration and development of mineral properties.

The assets related to the exploration, evaluation and development of mining projects are located in Canada, in Mexico, and in the USA and are detailed as follows as at December 31, 2022 and 2021:

	December 31, 2022
	Canada	Mexico	USA	Total
	$	$	$	$

Other assets (non-current)	16,252	17,485	3,257	36,994
Mining interest	372,061	16,822	191,596	580,479
Property, plant and equipment	63,655	21,688	26,353	111,696
Exploration and evaluation assets	3,653	—	51,473	55,126
Total non-current assets	455,621	55,995	272,679	784,295

	December 31, 2021
	Canada	Mexico	USA	Total
	$	$	$	$

Other assets (non-current)	3,767	12,484	—	16,251
Mining interest	394,329	81,292	—	475,621
Property, plant and equipment	61,520	22,192	—	83,712
Exploration and evaluation assets	3,635	—	—	3,635
Total non-current assets	463,251	115,968	—	579,219

	Canada	Mexico	USA	Total
	$	$	$	$
For the year ended December 31, 2022
Revenues	21,648	19,620	22,778	64,046
Cost of sales	(21,648)	(19,620)	(15,375)	(56,643)
Other operating costs	(52,914)	(11,423)	(18)	(64,355)
General and administrative expenses	(31,297)	(2,829)	(2,711)	(36,837)
Exploration and evaluation	(515)	—	—	(515)
Impairment of assets	(59,000)	(81,000)	—	(140,000)
Segment operating loss	(143,726)	(95,252)	4,674	(234,304)

For the year ended December 31, 2021
Revenues	7,661	—	—	7,661
Cost of sales	(7,661)	—	—	(7,661)
Other operating costs	(12,919)	—	—	(12,919)
General and administrative expenses	(18,552)	(3,103)	—	(21,655)
Exploration and evaluation	(1,073)	(124)	—	(1,197)
Impairment of assets	(100,435)	(21,159)	—	(121,594)
Segment operating loss	(132,979)	(24,386)	—	(157,365)